                       SUPPLEMENT DATED DECEMBER 16, 1997
     TO THE PROSPECTUS DATED MAY 1, 1997 AS SUPPLEMENTED SEPTEMBER 19, 1997

                             MONEY MARKET PORTFOLIO
                             FIXED INCOME PORTFOLIO
                              HIGH YIELD PORTFOLIO
                             CORE EQUITY PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP GROWTH PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                      INTERNATIONAL FIXED INCOME PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                             ASIAN EQUITY PORTFOLIO
                               BALANCED PORTFOLIO
                          MULTI-ASSET-CLASS PORTFOLIO

                                 PORTFOLIOS OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------

  The Prospectus is hereby supplemented as follows: The following paragraph and table are added under the heading "Financial Highlights" on page 3 of the
Prospectus:

  The following table provides unaudited financial highlights for the Emerging Markets Debt Portfolio for the period June 16, 1997 to October 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.

                                                         EMERGING MARKETS
                                                          DEBT PORTFOLIO
                                                       PERIOD FROM JUNE 16,
                                                     1997* TO OCTOBER 31, 1997
SELECTED PER SHARE DATA AND RATIOS                          (UNAUDITED)
----------------------------------                   -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD................          $10.00
                                                              ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............................            0.24
  Net Realized and Unrealized Loss..................           (0.90)
                                                              ------
  Total From Investment Operations..................           (0.66)
                                                              ------
NET ASSET VALUE, END OF PERIOD......................          $ 9.34
                                                              ======
TOTAL RETURN........................................           (6.60)%
                                                              ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)...................          15,632
Ratio of Expenses to Average Net Assets.............            1.30%**
Ratio of Net Investment Income to Average Net
 Assets.............................................            7.84%**
Portfolio Turnover Rate.............................             229%
Effect of Voluntary Expense Limitation During the
 Period:
  Per Share Benefit to Net Investment Income........          $ 0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets....................            1.81%**
  Net Investment Income to Average Net Assets.......            7.33%**

-------
 * Commencement of operations
** Annualized

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED DECEMBER 16, 1997
    TO THE PROSPECTUS DATED JULY 1, 1997 AS SUPPLEMENTED SEPTEMBER 19, 1997

                                EMERGING MARKETS
                                 DEBT PORTFOLIO
                                  PORTFOLIO OF
               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------

  The Prospectus is hereby supplemented as follows: The following paragraph and table are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus:

  The following table provides unaudited financial highlights for the Emerging Markets Debt Portfolio for the period June 16, 1997 to October 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.

                                                         EMERGING MARKETS
                                                          DEBT PORTFOLIO
                                                    PERIOD FROM JUNE 16, 1997*
                                                       TO OCTOBER 31, 1997
SELECTED PER SHARE DATA AND RATIOS                         (UNAUDITED)
----------------------------------                  --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...............          $ 10.00
                                                             -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............................             0.24
  Net Realized and Unrealized Loss.................            (0.90)
                                                             -------
  Total From Investment Operations.................            (0.66)
                                                             -------
NET ASSET VALUE, END OF PERIOD.....................          $  9.34
                                                             =======
  Total Return.....................................            (6.60)%
                                                             =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..................          $15,632
Ratio of Expenses to Average Net Assets............             1.30%**
Ratio of Net Investment Income to Average Net
 Assets............................................             7.84%**
Portfolio Turnover Rate............................              229%
Effect of Voluntary Expense Limitation During the
 Period:
  Per Share Benefit to Net Investment Income.......          $  0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...................             1.81%**
  Net Investment Income to Average Net Assets......             7.33%**

 * Commencement of operations
** Annualized

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SUPPLEMENT DATED DECEMBER 16, 1997
                       TO THE PROSPECTUS DATED JULY 1, 1997
                        AS SUPPLEMENTED SEPTEMBER 19, 1997

                                EMERGING MARKETS
                                 DEBT PORTFOLIO

                                  PORTFOLIO OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------

  The Prospectus is hereby supplemented as follows: The following paragraph and table are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus:

  The following table provides unaudited financial highlights for the Emerging Markets Debt Portfolio for the period June 16, 1997 to October 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.

                                                         EMERGING MARKETS
                                                          DEBT PORTFOLIO
                                                    PERIOD FROM JUNE 16, 1997*
                                                       TO OCTOBER 31, 1997
SELECTED PER SHARE DATA AND RATIOS                         (UNAUDITED)
----------------------------------                  --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...............          $ 10.00
                                                             -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............................             0.24
  Net Realized and Unrealized Loss.................            (0.90)
                                                             -------
  Total From Investment Operations.................            (0.66)
                                                             -------
NET ASSET VALUE, END OF PERIOD.....................          $  9.34
                                                             =======
TOTAL RETURN.......................................            (6.60)%
                                                             =======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)..................          $15,632
Ratio of Expenses to Average Net Assets............             1.30%**
Ratio of Net Investment Income to Average Net
 Assets............................................             7.84%**
Portfolio Turnover Rate............................              229%
Effect of Voluntary Expense Limitation During the
 Period:
  Per Share Benefit to Net Investment Income.......          $  0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets...................             1.81%**
  Net Investment Income to Average Net Assets......             7.33%**

-------
 * Commencement of operations
** Annualized

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED DECEMBER 16, 1997
                     TO THE PROSPECTUS DATED JULY 15, 1997
                       AS SUPPLEMENTED SEPTEMBER 19, 1997

                                EMERGING MARKETS
                                 DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                                 PORTFOLIOS OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------

  The Prospectus is hereby supplemented as follows: The following paragraph and table are added under the heading "Financial Highlights" on page 3 of the
Prospectus:

  The following table provides unaudited financial highlights for the Emerging Markets Debt Portfolio for the period June 16, 1997 to October 31, 1997. These unaudited financial highlights are part of the Fund's unaudited financial statements which are included in the Fund's current Statement of Additional Information.

                                                         EMERGING MARKETS
                                                          DEBT PORTFOLIO
                                                       PERIOD FROM JUNE 16,
                                                     1997* TO OCTOBER 31, 1997
SELECTED PER SHAER DATA AND RATIOS                          (UNAUDITED)
----------------------------------                   -------------------------
NET ASSET VALUE, BEGGINING OF PERIOD................          $10.00
                                                              ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.............................            0.24
  Net Realized and Unrealized Loss..................           (0.90)
                                                              ------
  Total From Investment Operations..................           (0.66)
                                                              ------
NET ASSET VALUE, END OF PERIOD......................          $ 9.34
                                                              ======
TOTAL RETURN........................................           (6.60)%
                                                              ======
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)...................          15,632
Ratio of Expenses to Average Net Assets.............            1.30%**
Ratio of Net Investment Income to Average Net
 Assets.............................................            7.84%**
Portfolio Turnover Rate.............................             229%
Effect of Voluntary Expense Limitation During the
 Period:
  Per Share Benefit to Net Investment Income........            0.01
Ratios Before Expense Limitation:
  Expenses to Average Net Assets....................            1.81%**
  Net Investment Income to Average Net Assets.......            7.33%**

-------
 * Commencement of operations
** Annualized

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED DECEMBER 16, 1997
                    TO THE PROSPECTUS DATED OCTOBER 1, 1997

                              HIGH YIELD PORTFOLIO
                           U.S. REAL ESTATE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                             ASIAN EQUITY PORTFOLIO

                                 PORTFOLIOS OF

               MORGAN STANLEY UNIVERSAL FUNDS, INC. (THE "FUND")
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798

                                --------------

  The Prospectus is hereby supplemented as follows: The following paragraph and table are added after the first paragraph under the heading "Financial Highlights" on page 3 of the Prospectus:


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MORGAN STANLEY UNIVERSAL FUNDS, INC.
EMERGING MARKETS DEBT PORTFOLIO

STATEMENT OF NET ASSETS

(UNAUDITED)

OCTOBER 31, 1997

   FACE
  AMOUNT                                                                 VALUE
  (000)                                                                  (000)
 --------                                                               -------

 DEBT INSTRUMENTS (89.8%)
 ARGENTINA (15.3%)
 BONDS (15.3%)
 U.S.$250 Acindar Industrial Argentina SA, Series 2, "Euro",
           (Floating Rate), 11.75%, 11/12/98.........................   $   251
   ARP770 CIA International Telecommunications, 10.375%, 8/01/04.....       616
      170 Republic of Argentina, 11.75%, 2/12/07.....................       141
 U.S.$550 Republic of Argentina Global Bond, 9.75%, 9/19/27..........       450
    1,104 Republic of Argentina, Series L, "Euro", (Floating Rate),
           6.688%, 3/31/05...........................................       938
                                                                        -------
                                                                          2,396
                                                                        -------
 BRAZIL (14.1%)
 BONDS (14.1%)
    1,859 Federative Republic of Brazil, Series C, (Floating Rate),
           PIK, 8.00%, 4/15/14.......................................     1,455
      200 Federative Republic of Brazil Front Loaded Interest
           Reduction Bond, Series L, (Step Bond), 4.50%, 4/15/09.....       137
      510 Federative Republic of Brazil Global Bond, 10.125%,
           5/15/27...................................................       398
      300 Federative Republic of Brazil, Series L, (Floating Rate),
           6.75%, 4/15/09............................................       215
                                                                        -------
                                                                          2,205
                                                                        -------
 BULGARIA (4.1%)
 BONDS (4.1%)
      825 Republic of Bulgaria Front Loaded Interest Reduction Bond,
           Series A, (Step Bond), 2.50%, 7/28/12.....................       449
       25 Republic of Bulgaria Interest Arrears Bond, Series PDI,
           (Floating Rate), 6.688%, 7/28/11..........................        16
      250 Republic of Bulgaria, Series A, (Floating Rate), 6.688%,
           7/28/24...................................................       173
                                                                        -------
                                                                            638
                                                                        -------

  FACE
 AMOUNT                                                                 VALUE
 (000)                                                                  (000)
 ------                                                                -------

 CAYMAN ISLANDS (3.2%)
 BOND (3.2%)
    550 Pera Financial Services, 9.375%, 10/15/02...................       501
                                                                       -------
 ECUADOR (0.3%)
 BOND (0.3%)
     87 Republic of Ecuador Global Bond, (Floating Rate), 6.688%,
         2/27/15....................................................        51
                                                                       -------
 IVORY COAST (2.2%)
 BOND (2.2%)
  1,100 Republic of Ivory Coast Front Loaded Interest Reduction
         Bond, Zero Coupon, 12/29/49................................       349
                                                                       -------
 JAMAICA (1.2%)
 BOND (1.2%)
    200 Government of Jamaica, 9.625%, 7/02/02                         $   190
 MAURITIUS (0.9%)
 BOND (0.9%)
    150 Pindo Deli Finance Mauritius Ltd., 10.75%, 10/01/07.........       138
 MEXICO (13.4%)
 BONDS (13.4%)
    120 Banco National Global Bond, 7.25%, 2/02/04..................       109
    150 Petroleos Mexicanos, 9.50%, 9/15/27.........................       134
    700 United Mexican States Discount Bond, Series A, (Floating
         Rate), 6.693%, 12/31/19 (Value Recovery Rights Attached)...       626
    300 United Mexican States Global Bond, "Euro", 11.375%,
         9/15/16....................................................       313
    750 United Mexican States Global Bond, 11.50%,
         5/15/26....................................................       630
    350 United Mexican States Par Bond, Series W-A, 6.25%, 12/31/19
         (Value Recovery Rights Attached)...........................       274
                                                                       -------
                                                                         2,086
                                                                       -------
 MOROCCO (2.3%)
 LOAN AGREEMENT (2.3%)
    450 Kingdom of Morocco, Restructuring & Consolidation Agreement,
         Tranche A, (Floating Rate), 6.813%,
         1/01/09 (Participation: J.P. Morgan and Salomon Brothers)..       363
                                                                       -------
 PANAMA (1.1%)
 BOND (1.1%)
    200 Republic of Panama Global Bond, 8.875%,
         9/30/27....................................................       171
                                                                       -------

    The accompanying notes are an integral part of the financial statements.

  FACE
 AMOUNT                             VALUE
 (000)                              (000)
 ------                            -------

 PERU (2.7%)
 BOND (2.7%)
    850 Republic of Peru Front
         Loaded Interest
         Reduction Bond, (Step
         Bond), 3.25%, 3/07/17..       425
                                   -------
 RUSSIA (16.7%)
 LOAN AGREEMENTS (1.9%)
    300 International Bank for
         Economic Cooperation
         12/31/00
         (Participation: Salomon
         Brothers)..............       192
    150 Russia II A, 12/31/99
         (Participation: Salomon
         Brothers)..............       101
                                   -------
                                       293
                                   -------
 NOTES (14.8%)
  1,075 Russia Interest Arrears
         Note 12/31/99..........       712
  2,700 Russian Principal Notes
         12/31/99...............     1,593
                                   -------
                                     2,305
                                   -------
                                     2,598
                                   -------
 VENEZUELA (12.3%)
 BONDS (12.3%)
  1,000 Republic of Venezuela
         Debt Conversion Bonds,
         Series DL, (Floating
         Rate), 6.75%, 12/18/07        872
  1,287 Venezuela Global Bond,
         9.25%, 9/15/27              1,049
                                   -------
                                     1,921
                                   -------
 TOTAL DEBT INSTRUMENTS
  (COST $16,131)................    14,032
                                   -------
 STRUCTURED INVESTMENTS (1.2%)
 UNITED KINGDOM (1.2%)
    200 Ing Bank N.V. LIBOR or
         T-Bill Linked Note,
         8/14/98 (Cost $200)....   $   194
                                   -------
 NO. OF
 RIGHTS
 ------

 RIGHTS (0.0%)
 MEXICO (0.0%)
  1,447 United Mexican States,
         expiring 6/30/03 (Cost
         $0)....................       --
                                   -------
 SHORT-TERM INVESTMENT (28.0%)
 UNITED STATES (28.0%)
 REPURCHASE AGREEMENT (28.0%)
  4,377 Chase Securities, Inc.
         5.48%, dated 10/31/97,
         due 11/03/97 to be
         repurchased at $4,378,
         collateralized by U.S.
         Treasury Notes, 6.375%
         due 4/30/99, valued at
         $4,472 (Cost $4,377)...     4,377
                                   -------
 TOTAL INVESTMENTS (119.0%)
  (COST $20,708*)...............    18,603
                                   -------

OTHER ASSETS (42.4%)
Cash...................................................... $  778
Receivable for Investments Sold...........................  5,640
Interest Receivable.......................................    204
Other.....................................................      6
                                                           ------
                                                            6,628
                                                           ------
LIABILITIES (-61.4%)
Payable for Investments Purchased......................... (9,544)
Investment Advisory Fees Payable..........................    (16)
Professional Fees.........................................    (21)
Net Unrealized Loss on Forward Foreign Currency Exchange
 Contracts................................................    (6)
Custodian Fees Payable....................................    (5)
Administrative Fees Payable...............................    (1)
Other Liabilities.........................................    (6)
                                                           ------
                                                           (9,599)
                                                           ------
NET ASSETS (100%)................................................  $15,632
                                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Applicable to 1,673,993 outstanding $0.001 par value shares
 (authorized 500,000,000 shares).................................  $  9.34
                                                                   =======
                                                                   AMOUNT
NET ASSETS CONSIST OF:                                              (000)
                                                                   -------
Paid in Capital..................................................  $17,126
Undistributed Net Investment Income..............................      406
Accumulated Net Realized Gain....................................      211
Unrealized Depreciation on Investments and Foreign Currency
 Translations....................................................   (2,111)
                                                                   -------
NET ASSETS.......................................................  $15,632
                                                                   =======


FOREIGN CURRENCY EXCHANGE CONTRACTS INFORMATION:

Under the terms of foreign currency exchange contracts open at October 31, 1997, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars or foreign currency as indicated below:

                                                                                    NET
CURRENCY                                                                         UNREALIZED
   TO                                          IN EXCHANGE                          GAIN
DELIVER       VALUE         SETTLEMENT             FOR             VALUE           (LOSS)
  (000)       (000)            DATE               (000)            (000)            (000)
--------      -----         ----------         -----------         -----         ----------
DEM  361      $210           12/02/97           U.S.$201           $201             $(9)
U.S.$154       154           12/02/97           DEM  269            156                2
U.S.$ 52        52           12/02/97           DEM   92             53                1
              ----                                                 ----             ----
              $416                                                 $410             $(6)
              ====                                                 ====             ====

ARP-Argentine Peso
PIK-Payment-In-Kind. Income may be paid in additional securities or cash atthe discretion of the issuer.
PDI-Past Due Interest

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
* At October 31,1997, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of the Emerging Markets Debt Portfolio were:

                                                                                  NET
                                                                              APPRECIATION
 COST            APPRECIATION                 (DEPRECIATION)                 (DEPRECIATION)
 (000)               (000)                         (000)                          (000)
-------          ------------                 --------------                 --------------
$20,708              $ 1                         $(2,106)                       $(2,105)

  For the period ended October 31, 1997, purchases and sales of investment securities for the Emerging Markets Debt Portfolio, other than long-term U.S. Government securities and short-term investments, were $37,817,000 and $21,031,000, respectively. There were no purchases or sales of U.S. Government securities for the Emerging Markets Debt Portfolio during the period ending October 31, 1997.

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
                         EMERGING MARKET DEBT PORTFOLIO

STATEMENT OF OPERATIONS

(UNAUDITED)

                                                                   PERIOD FROM
                                                                    JUNE 16,
                                                                    1997* TO
                                                                   OCTOBER 31,
                                                                      1997
                                                                      (000)
                                                                   -----------
INVESTMENT INCOME:
 Dividend.........................................................   $     1
 Interest.........................................................       476
                                                                     -------
                                                                         477
                                                                     -------
EXPENSES:
 Investment Advisory Fees.........................................        42
  Less: Fees Waived...............................................       (24)
                                                                     -------
 Net Investment Advisory Fees.....................................        18
 Professional Fees................................................        22
 Administrative Fees..............................................        13
 Custodian Fees...................................................         8
 Shareholder Reports..............................................         6
 Other Expenses...................................................         4
                                                                     -------
  Net Expenses....................................................        71
                                                                     -------
Net Investment Income.............................................       406
                                                                     -------
NET REALIZED GAINOSS ON:
 Investments Sold.................................................       232
 Currency.........................................................       (21)
                                                                     -------
                                                                         211
                                                                     -------
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
 Investments......................................................    (2,105)
 Foreign Currency Translations....................................       (6)
                                                                     -------
  Change in Unrealized Appreciaiton/Depreciation..................    (2,111)
                                                                     -------
Net Realized Gain and Change in Unrealized
 Appreciation/Depreciation........................................    (1,900)
                                                                     -------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............   $(1,494)
                                                                     =======

-------
* Commencement of operations
STATEMENT OF CAHNGES IN NET ASSETS
(UNAUDITED)

                                                                   PERIOD FROM
                                                                JUNE 16, 1997* TO
                                                                OCTOBER 31, 1997
                                                                      (000)
                                                                -----------------
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net Investment Income.........................................      $   406
 Net Realized Gain.............................................          211
 Change in Unrealized Appreciation/Depreciation................       (2,111)
                                                                     -------
 Net Decrease in Net Assets Resulting from Operations..........       (1,494)
                                                                     -------
CAPITAL SHARE TRANSACTIONS (1):
 Subscribed....................................................       23,115
 Redeemed......................................................       (5,989)
                                                                     -------
 Net Increase in Net Assets Resulting from Capital Share
  Transactions.................................................       17,126
                                                                     -------
 Total Increase in Net Assets..................................       15,632
NET ASSETS:
 Beginning of Period...........................................          --
                                                                     -------
 End of Period (Including undistributed net investment income
  of $406)........................................................   $15,632
                                                                     =======
(1) Capital Share Transactions:
 Shares Subscribed.............................................        2,251
 Shares Redeemed...............................................         (577)
                                                                     -------
 Net Increase in Capital Shares Outstanding....................        1,674
                                                                     =======

-------
*Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MORGAN STANLEY UNIVERSAL FUNDS, INC.
EMERGING MARKETS DEBT PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                   PERIOD FROM
                                                                  JUNE 16, 1997*
                                                                  TO OCTOBER 31,
                                                                       1997
                                                                   SELECTED PER
                                                                  SHARE DATA AND
                                                                      RATIOS
                                                                   (UNAUDITED)
                                                                  --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 10.00
                                                                     -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income...........................................       0.24
 Net Realized and Unrealized Loss................................      (0.90)
                                                                     -------
 Total From Investment Operations................................      (0.66)
                                                                     -------
NET ASSET VALUE, END OF PERIOD...................................    $  9.34
                                                                     =======
TOTAL RETURN.....................................................      (6.60)%
                                                                     =======
RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S)................................    $15,632
Ratio of Expenses to Average Net Assets..........................       1.30%**
Ratio of Net Investment Income to Average Net Assets.............       7.84%**
Portfolio Turnover Rate..........................................        229%
Effect of Voluntary Expense Limitation During the Period:
 Per Share Benefit to Net Investment Income......................    $  0.01
  Ratios Before Expense Limitation:
Expenses to Average Net Assets...................................       1.81%**
  Net Investment Income to Average Net Assets....................       7.33%**

-------
 *Commencement of operations
**Annualized
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

OCTOBER 31, 1997

Morgan Stanley Universal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 1997, the Fund was comprised of eleven separate active, diversified and non-diversified portfolios (individually referred to as a "Portfolio", collectively as the "Portfolios"). The Emerging Markets Debt Portfolio commenced operations on June 16, 1997. The financial statements presented here are for the Emerging Markets Debt Portfolio only.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price on the valuation date. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

OCTOBER 31, 1997

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

3. REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

 . investments, other assets and liabilities at the prevailing rates of exchange on the valuation date;

 . investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Net Assets. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio record realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time is was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. LOAN AGREEMENTS: The Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. The Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

OCTOBER 31, 1997

payments of principal, interest and any fees to which it is entitled only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

7. STRUCTURED SECURITIES: The Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured securities generally will expose the Portfolio to credit risks of the underlying instruments as well as of the issuer of the structured security. Structured securities are typically sold in private placement transactions with no active trading market. Investments in structured securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

8. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes where recovery of such taxes is not reasonably assured. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

B. ADVISERS: Morgan Stanley Asset Management Inc. ("MSAM"), a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., provides the Emerging Markets Debt Portfolio with investment advisory services for a fee, paid quarterly, at the annual rate based on average daily net assets as follows:

                                                                ASSETS
                                                      --------------------------
                                                                 FROM     MORE
                                                       FIRST     $500     THAN
                                                       $500   MILLION TO   $1
PORTFOLIO                                             MILLION $1 BILLION BILLION
---------                                             ------- ---------- -------
Emerging Markets Debt................................  0.80      0.75     0.70

MSAM has agreed to reduce fees payable to itself and to reimburse the Portfolio, if necessary, if the annual operating expenses, as defined, expressed as a percentage of average daily net assets, exceed the maximum ratio indicated as follows:

                                                                 MAXIMUM EXPENSE
PORTFOLIO                                                             RATIO
---------                                                        ---------------
Emerging Markets Debt...........................................      1.30

C. ADMINISTRATOR: MSAM (the "Administrator") also provides the Portfolio with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Administrator and Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank ("Chase"), CGFSC provides certain administrative services to the Fund. For such services, the Administrator pays CGFSC a portion of the fee the Administrator receives from the Fund. Certain employees of CGFSC are officers of the Fund. In addition, the Fund incurs local administration fees in connection with doing business with certain emerging market countries.

D. CUSTODIANS: Morgan Stanley Trust Company ("MSTC"), a wholly-owned subsidiary of Morgan Stanley Group, Inc., acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Chase serves as custodian for the Fund's domestic assets in accordance with a separate custodian agreement. Custodian fees are computed and payable monthly based on assets held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. For the period ended October 31, 1997, the following Portfolios incurred custody fees and had amounts payable to MSTC at October 31, 1997:

                                                                      CUSTODY
                                                           MSTC     FEES PAYABLE
                                                       CUSTODY FEES      TO
                                                         INCURRED       MSTC
PORTFOLIO                                                 (000)        (000)
---------                                              ------------ ------------
Emerging Markets Debt.................................     $ 8          $ 5

In addition, for the period ended October 31, 1997, the following Portfolios have earned interest income and incurred interest expense on balances with MSTC as follows:

                                                               INTEREST INTEREST
                                                                INCOME  EXPENSE
PORTFOLIO                                                       (000)    (000)
---------                                                      -------- --------
Emerging Markets Debt.........................................  $ --      $ 2

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED) (CONTINUED)

OCTOBER 31, 1997


At October 31, 1997, the net assets of the Portfolio was substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the U.S. dollar value of and investment income from such securities.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.